United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6580

                      (Investment Company Act File Number)


                                Southtrust Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                            John D. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05


                 Date of Reporting Period: Quarter ended 7/31/04




Item 1.        Schedule of Investments



Southtrust Alabama Tax Free Income Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                    Credit
                                                                            Rating     (1)       Value
                    Long-Term Municipals--96.2%
                    ALABAMA--94.2%
$ 1,020,000         Alabama Building Renovation Finance Authority,
                    Refunding Revenue Bonds, 5.25% (Ambac Financial
                    Group, Inc. INS)/(Original Issue Yield: 4.85%),
                    9/1/2007                                               AAA / Aaa       $   1,102,508
  960,000           Alabama Drinking Water Finance Authority, Series A,
                    Revenue Bond, 4.70% (Ambac Financial Group, Inc.
                    INS), 8/15/2011                                        AAA / Aaa           1,009,334
  1,175,000         Alabama Drinking Water Finance Authority, Series A,
                    5.125% (Original Issue Yield: 5.22%), 8/15/2016        AAA / Aaa           1,251,551
  1,230,000         Alabama Drinking Water Finance Authority, Revenue
                    Bond, Series A, 4.65% (Ambac Financial Group, Inc.
                    INS)/(Original Issue Yield: 4.75%), 8/15/2011          AAA / Aaa           1,314,304
  675,000           Alabama Incentives Financing Authority, Series A,
                    6.00% (Ambac Financial Group, Inc. INS)/(Original
                    Issue Yield: 6.20%), 10/1/2029                         AAA / Aaa            742,338
  500,000           Alabama Private Colleges & Universities Facilities
                    Authority, Series A, Revenue Bond, 4.90% (FGIC
                    INS), 7/1/2005                                         AAA / Aaa            515,410
  530,000           Alabama Special Care Facilities Finance Authority,
                    6.00% (MBIA Insurance Corp. INS), 10/1/2025            AAA / Aaa            569,559
  390,000           Alabama Special Care Facilities Finance Authority,
                    Refunding Revenue Bonds, 6.00% (MBIA Insurance
                    Corp. INS)/(Original Issue Yield: 5.999%),
                    10/1/2018 (@102)                                       AAA / Aaa            419,110
  350,000           Alabama State Board of Education, Refunding Revenue
                    Bonds, 5.50% (Ambac Financial Group, Inc.
                    INS)/(Original Issue Yield: 4.44%), 10/1/2011          AAA / Aaa            394,103
  500,000           Alabama State Board of Education, Revenue Bond,
                    5.00% (Shelton State Community College)/(MBIA
                    Insurance Corp. INS), 10/1/2006                        AAA / Aaa            530,425
  750,000           Alabama State Federal Highway Finance Authority,
                    Series 2002-A, Revenue Bonds, 5.125% (MBIA
                    Insurance Corp. INS), 3/1/2012                         AAA / Aaa            820,537
  1,000,000         Alabama State Federal Highway Finance Authority,
                    Series 2002-A, 5.25% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 4.64%), 3/1/2013           AAA / Aaa           1,094,640
  500,000           Alabama State IDA, Special Tax, 4.50%, 7/1/2010           A2                517,550
  1,000,000         Alabama State Parks System, Series A, 5.00%
                    (Original Issue Yield: 4.08%), 6/1/2008                AA / Aa3            1,079,610
  1,000,000         Alabama State Parks System, Series A, 5.00%
                    (Original Issue Yield: 4.49%), 6/1/2012                AA / Aa3            1,066,810
  1,165,000         Alabama State Public School & College Authority,
                    Series A, Revenue Bonds, 5.00%, 2/1/2012               AA / Aa3            1,255,171
  1,000,000         Alabama State Public School & College Authority,
                    Series C, 5.75%, 7/1/2017                              AA / Aa3            1,114,240
  400,000           Alabama State Public School & College Authority,
                    Series D, 5.75% (Original Issue Yield: 5.337%),
                    8/1/2011                                               AA / Aa3             452,168
  1,000,000         Alabama State Public School & College Authority,
                    Revenue Bonds, Series C, 5.00%, 5/1/2012               AAA / Aaa           1,082,530
  500,000           Alabama State Public School & College Authority,
                    Revenue Bonds, 4.75% (Original Issue Yield: 4.85%),
                    11/1/2006                                              AAA / Aa3            522,210
  600,000           Alabama State, GO UT, Series C, 5.50% (Parks
                    Systems Improvement Corp.), 6/1/2010                   AA / Aa3             669,738
  1,410,000         Alabama State, Series C, 5.25% (Parks Systems
                    Improvement Corp.), 6/1/2009                           AA / Aa3            1,545,487
  700,000           Alabama Water PCA, Series A, 5.00% (Ambac Financial
                    Group, Inc. INS)/(Original Issue Yield: 5.60%),
                    8/15/2015                                              AAA / Aaa            700,826
  1,000,000         Alabama Water PCA, Refunding Revenue Bonds, 5.50%
                    (Ambac Financial Group, Inc. INS)/(Original Issue
                    Yield: 5.15%), 8/15/2008                               AAA / Aaa           1,104,230
  1,000,000         Alabama Water PCA, Refunding Revenue Bonds, 5.50%
                    (Ambac Financial Group, Inc. INS)/(Original Issue
                    Yield: 5.27%), 8/15/2014                               AAA / Aaa           1,098,090
  500,000           Anniston, AL, Waterworks & Sewer Board, 5.35%
                    (Ambac Financial Group, Inc. INS)/(Original Issue
                    Yield: 5.40%), 6/1/2014                                AAA / Aaa            539,250
  500,000           Auburn, AL, GO Unlimited Warrants, 4.80%, 12/1/2009    AA- / Aa3            528,910
  1,750,000         Auburn University, AL, General Fee Revenue Bond,
                    5.25%, 6/1/2016 (Ambac Financial Group, Inc. INS)                          1,894,410
  1,265,000         Birmingham, AL GO UT Warrants, Series B, 5.00%,
                    71/2013                                                                    1,368,604
  1,200,000         Birmingham, AL Waterworks & Sewer Board, Revenue
                    Bonds Warrants, Series A, 5.125%, 1/1/2017             AA- / A1            1,253,748
  750,000           Birmingham-Carraway, AL, Special Care Facilities
                    Financing Authority, Refunding Revenue Bonds,
                    Series A, 5.875% (Connie Lee LOC)/(Original Issue
                    Yield: 6.00%), 8/15/2015                               AAA / NR             793,387
  250,000           DCH Health Care Authority, Refunding Revenue Bonds,
                    5.00% (Original Issue Yield: 3.68%), 6/1/2009           A+ / A1             266,618
  500,000           East Central, AL, Refunding Revenue Bonds, 5.35%
                    (Ambac Financial Group, Inc. INS)/(Original Issue
                    Yield: 5.414%), 9/1/2014                               AAA / NR             536,995
  1,000,000         Homewood, AL, Educational Building Authority,
                    Refunding Revenue Bonds, 5.02% (Ambac Financial
                    Group, Inc. INS)/(Original Issue Yield: 5.02%),
                    12/1/2016                                              NR / Aaa            1,066,730
  1,000,000         Hoover, AL, Board of Education, 5.00%, 2/15/2015       AAA / Aaa           1,061,120
  450,000           Houston County, AL, GO UT, 5.35% (Ambac Financial
                    Group, Inc. INS)/(Original Issue Yield: 5.37%),
                    10/15/2011 (@102)                                      AAA / Aaa            501,525
  1,000,000         Huntsville, AL, Series 1995-A, 5.00% (Original
                    Issue Yield: 5.20%), 2/1/2007                          AA / Aa2            1,026,450
  1,000,000         Huntsville, AL, Series D, 5.25% (Original Issue
                    Yield: 4.30%), 11/1/2009                               AA / Aa2            1,092,730
  500,000           Huntsville, AL, GO UT, Warrants, Series B, 5.25%,
                    11/1/2009                                              AA / Aa2             546,365
  750,000           Jefferson County, AL, Sewer System, Series D, 5.75%
                    (Original Issue Yield: 5.829%), 2/1/2027               AAA / Aaa            821,310
  1,000,000         Jefferson County, AL, GO UT, 5.20% (FSA
                    INS)/(Original Issue Yield: 5.30%), 2/15/2012          AAA / Aaa           1,074,910
  500,000           Lauderdale County & Florence, AL Health Care
                    Authority, Series A, 6.00% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.20%), 7/1/2013           AAA / Aaa            571,150
  500,000           Madison County, AL, Board of Education, 5.20% (FSA
                    INS), 3/1/2015                                         AAA / Aaa            532,420
  1,185,000         Madison, AL, GO UT Warrants, 6.00% (MBIA Insurance
                    Corp. INS)/(Original Issue Yield: 6.10%), 4/1/2023     AAA / Aaa           1,241,536
  500,000           McIntosh, AL, IDB, Series B, 4.65% (Original Issue
                    Yield: 4.65%), 6/1/2008                                 A / A2              525,885
  1,000,000         Mobile County, AL, Board of School Commissioners,
                    Series B, 5.00% (Ambac Financial Group, Inc. INS),
                    3/1/2006                                               AAA / Aaa           1,047,860
  800,000           Mobile, AL, IDB, PCR Refunding Bonds, Series 1998B,
                    4.75% (International Paper Co.), 4/1/2010              BBB+ / A3            830,072
  1,000,000         Mobile, AL, IDB, Revenue Bonds, 4.75%, 4/1/2010       BBB / Baa2           1,037,590
  700,000           Mobile, AL, Water & Sewer Commissioners, 5.25%
                    (FGIC INS)/(Original Issue Yield: 4.63%), 1/1/2015     AAA / Aaa            757,932
  1,100,000         Mobile, AL, Water & Sewer Commissioners, 5.25%
                    (FGIC INS)/(Original Issue Yield: 4.74%), 1/1/2016     AAA / Aaa           1,186,636
  1,000,000         Mobile, AL, Water & Sewer Commissioners, Refunding
                    Revenue Bonds, 5.00% (FGIC INS)/(Original Issue
                    Yield: 3.98%), 1/1/2009                                AAA / Aaa           1,079,410
  350,000           Mobile, AL, 5.50% (Ambac Financial Group, Inc.
                    INS)/(Original Issue Yield: 5.67%), 2/15/2014          AAA / Aaa            384,472
  1,000,000         Montgomery, AL, BMC Special Care Facilities Finance
                    Authority, Revenue Refunding Bonds, Series A, 5.20%
                    (Baptist Medical Center, AL)/(Ambac Financial
                    Group, Inc. INS)/(Original Issue Yield: 5.30%),
                    5/1/2013                                               AAA / Aaa           1,081,610
  1,500,000         Montgomery, AL, Downtown Redevelopment Authority,
                    Refunding Revenue Bonds, 5.00% (MBIA Insurance
                    Corp. INS)/(Original Issue Yield: 3.74%), 10/1/2010    AAA / Aaa           1,634,880
  750,000           Shelby County, AL, Board of Education, GO Limited
                    Warrants, Series A, 4.75% (Ambac Financial Group,
                    Inc. INS), 2/1/2009                                    AAA / Aaa            802,815
  500,000           The Board of Trustees of the University of Alabama,
                    Revenue Bonds, Series A, 5.25% (Ambac Financial
                    Group, Inc. INS)/(Original Issue Yield: 5.25%),
                    6/1/2010                                               AAA / Aaa            535,510
  500,000           The Board of Trustees of the University of Alabama,
                    Revenue Bonds, Series A, 5.25% (Ambac Financial
                    Group, Inc. INS), 6/1/2008                             AAA / Aaa            535,510
  1,000,000         Tuscaloosa County, AL, Warrants, 5.55%, 1/1/2015       AA- / Aa3           1,095,000
  1,000,000         Tuscaloosa County, AL, Warrants, 5.75%, 1/1/2019       AA- / Aa3           1,106,260
  1,000,000         University of Alabama, 5.40% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.55%), 9/1/2013           AAA / Aaa           1,096,850
  500,000           University of Alabama, Refunding Revenue Bonds,
                    5.00% (FGIC INS)/(Original Issue Yield: 4.09%),
                    10/1/2009                                              AAA / Aaa            543,455
  1,125,000         Vestavia Hills, AL, Series B, 5.00% (Original Issue
                    Yield: 4.02%), 2/1/2013                                   Aa2              1,221,334
  500,000           Wilsonville, AL IDB, Alabama Power Company (Gaston
                    Plant), 5.50% (MBIA Insurance Corp. INS)/(Original
                    Issue Yield: 5.499%), 1/1/2024                         AAA / Aaa            501,195
                    Total                                                                     55,694,923
                    GUAM -1.1%
  560,000           Guam Airport Authority Revenue Bonds, Revenue
                    Bonds, 5.000%, 10/01/2011                              AAA / Aaa            612,388
                    PUERTO RICO--0.9%
  500,000           Puerto Rico Electric Power Authority, Revenue
                    Bonds, Series DD, 5.00% (FSA INS), 7/1/2009            AAA / Aaa            545,610
                    Total Long-Term Municipals (identified cost
                    $55,046,531)                                                              56,852,921
                    Mutual Fund--2.4%
  1,414,317    (2)  Alabama Municipal Cash Trust (at net asset value)                          1,414,317
                    TOTAL INVESTMENTS--98.6% (identified cost $56,460,848)(3)                  58,267,238
                    OTHER ASSETS AND LIABILITIES-NET--1.4%                                       818,474
                    TOTAL NET ASSETS--100%                                                 $  59,085,712

(1)       Please refer to the "Investment Ratings" in the Statement of Additional Information
          for an explanation of the credit ratings.  Investment ratings are unaudited.
(2)       Affiliated Company
(3)       At July 31, 2004 the cost of investments for federal tax purposes was $56,459,475.
          The net unrealized appreciation of investments for federal tax purposes was
          $1,807,763. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,992,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $185,112.

Note: The categories of investments are shown as a percentage of total net assets at July
31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GO             --General Obligation
IDA            --Industrial Development Authority
IDB            --Industrial Development Bond
INS            --Insured
LOC            --Letter of Credit
PCA            --Pollution Control Authority
PCR            --Pollution Control Revenue
UT             --Unlimited Tax


























Southtrust Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Principal
  Amount
  or Shares                                                                              Value
                  Asset-Backed Securities--1.3%
$ 1,800,000       Ameriquest Mortgage Securities, Inc. 2003-AR1, Class M3,
                  4.45%, 1/25/2033
                  (identified cost $1,827,000)                                      $    1,822,095
                  Collateralized Mortgage Obligations--3.1%
  1,060,853       Countrywide Home Loans 2003-15, Class 1A2, 5.50%, 10/25/2033           1,084,716
  223,632         Federal Home Loan Mortgage Corp., Series 2447, Class CA,
                  5.50%, 5/15/2009                                                       226,631
  111,954         Federal Home Loan Mortgage Corp., Series 26, Class F, 9.50%,
                  2/15/2020                                                              111,578
  2,737,058       Structured Adjustable Rate Mortgage Loan Series 2004-9XS,
                  Class A, 1.71%, 7/25/2034                                              2,739,482
                  Total Collateralized Mortgage Obligations (identified cost
                  $4,156,612)                                                            4,162,407
                  Corporate Bonds--51.2%
                  AUTOMOBILES--1.2%
  800,000         Ford Motor Co., Sr. Deb., 6.375%, 2/1/2029                             678,950
  910,000         General Motors Corp., Note, 7.125%, 7/15/2013                          935,356
                  Total                                                                  1,614,306
                  BANKING--6.2%
  1,000,000       AGFIRST Farm Credit Bank, Series 144A Sub., 7.30%, 10/14/2049          987,710
  2,000,000       BB&T Corp., Sub. Note, 7.25%, 6/15/2007                                2,201,000
  1,000,000       Bank of America Corp., Sr. Note, 4.875%, 1/15/2013                     986,309
  2,000,000       Bank One Corp., Note, 6.000%, 8/1/2008                                 2,143,396
  2,000,000       Farm Credit Bank of Texas, Series 1, 7.561%, 11/29/2049                2,027,268
                  Total                                                                  8,345,683
                  COMMUNICATIONS--4.1%
  800,000         Comcast Corp., Notes, 7.05%, 3/15/2033                                 845,957
  300,000         Comcast Corp., Note, 5.50%, 3/15/2011                                  306,462
  625,000         Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013                         769,696
  3,000,000       Verizon Global Funding, Note, 6.75%, 12/1/2005                         3,157,875
  600,000         Viacom, Inc., Bond, 4.625%, 5/15/2018                                  533,419
                  Total
                  CONSUMER CYCLICAL--2.7%
  2,000,000       Sysco Corp., Note, 4.75%, 7/30/2005                                    2,038,272
  1,500,000       Target Corp., Note, 5.375%, 6/15/2009                                  1,574,106
                  Total
                  CONSUMER DURABLES--0.9%
  1,000,000       Fortune Brands, Inc., Deb., 7.875%, 1/15/2023                          1,218,251
                  CONSUMER NON-DURABLES--0.6%
  750,000         Gillette Co., 3.50%, 10/15/2007                                        752,417
                  CONSUMER STAPLES--3.6%
  1,000,000       Colgate-Palmolive Co., Note, Series E, 5.98%, 4/25/2012                1,086,125
  1,000,000       Kraft Foods, Inc., 4.00%, 10/1/2008                                    992,961
  1,130,000       Kraft Foods, Inc., 5.625%, 11/1/2011                                   1,167,704
  1,500,000       Sara Lee Corp., 6.25%, 9/15/2011                                       1,634,669
                  Total
                  ENERGY--1.5%
  200,000         EnCana Corp., Bond, 6.50%, 8/15/2034                                   203,455
  1,930,000       Valero Energy Corp., Note, 4.75%, 4/1/2014                             1,830,103
                  Total
                  FINANCE--18.0%
  1,500,000   (1)  AIG SunAmerica Global Financial, Bond, Series 144A, 5.85%,
                  8/1/2008                                                               1,605,599
  1,800,000       CIT Group, Inc., Sr. Note, 4.00%, 5/8/2008                             1,797,109
  4,800,000       Citigroup, Inc., 5.75%, 5/10/2006                                      5,032,210
  2,240,000       Countrywide Home Loans, Inc., Company Guarantee, 6.25%,
                  4/15/2009                                                              2,409,581
  2,500,000       Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006                   2,623,808
  2,000,000       General Electric Capital Corp., Note, 6.80%, 11/1/2005                 2,102,560
  980,000         General Motors Acceptance Corp., Note, Series MTN, 5.25%,
                  5/16/2005                                                              1,001,201
  1,000,000       Goldman Sachs Group, Inc., 6.60%, 1/15/2012                            1,088,966
  1,500,000       Household Finance Corp., Note, 6.375%, 10/15/2011                      1,619,103
  500,000         Household Finance Corp., Note, 6.375%, 11/27/2012                      537,671
  1,300,000       Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                 1,465,668
  2,000,000       Morgan Stanley, Unsub., 6.75%, 4/15/2011                               2,200,094
  850,000         Wells Fargo & Co., Note, 4.80%, 7/29/2005                              869,407
                  Total
                  OIL & GAS--3.2%
  1,000,000       Apache Corp., Note, 6.25%, 4/15/2012                                   1,097,212
  1,300,000       Marathon Oil Corp., Note, 6.00%, 7/1/2012                              1,375,769
  600,000         Murphy Oil Corp., 7.05%, 5/1/2029                                      653,163
  1,100,000       Pemex Project Funding Master, Company Guarantee, 7.375%,
                  12/15/2014                                                             1,155,000
                  Total
                  PHARMACEUTICALS--0.8%
  1,000,000       Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006                       1,033,450
                  RETAIL TRADE--1.6%
  2,000,000       Safeway Inc., Deb., 7.25%, 2/1/2031                                    2,144,616
                  TECHNOLOGY--0.8%
  1,000,000       Computer Sciences Corp., 7.375%, 6/15/2011                             1,141,462
                  TRANSPORTATION--1.9%
  1,325,000       American Airlines, Inc., Pass Thru Cert., Series 1999-1,
                  Class A, 7.024%, 4/15/2011                                             1,301,412
  1,350,000       Continental Airlines, Inc., Pass Thru Cert., Series 2000-2,
                  Class A, 7.487%, 4/2/2012                                              1,309,447
                  Total
                  UTILITIES--4.1%
  2,000,000       Dominion Resources, Inc., Sr. Note, 7.625%, 7/15/2005                  2,096,728
  500,000         PSEG Power LLC, Company Guarantee, 6.95%, 6/1/2012                     547,844
  2,000,000       Progress Energy, Inc., 5.85%, 10/30/2008                               2,103,300
  800,000         Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007              841,868
                  Total
                  Total Corporate Bonds (identified cost $66,842,377)                    69,225,709
                  Government Agencies--18.2%
                  FEDERAL HOME LOAN BANK--1.7%
  2,000,000       7.03%, 7/14/2009                                                       2,257,132
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--6.7%
  2,500,000       5.125%, 7/15/2012                                                      2,563,355
  394,097         5.50%, 2/1/2033                                                        396,396
  145,971         6.00%, 4/1/2017                                                        152,659
  1,400,000       6.25%, 3/5/2012                                                        1,474,174
  355,634         6.50%, 12/1/2031                                                       372,223
  466,366         7.00%, 12/1/2031                                                       493,906
  3,400,000       7.00%, 7/15/2005                                                       3,551,011
                  Total
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.7%
  547,555         5.50%, 3/1/2017                                                        564,641
  196,055         5.50%, 8/1/2018                                                        201,797
  94,093          5.50%, 8/1/2018                                                        96,848
  203,988         5.50%, 5/1/2029                                                        205,962
  1,652,849       5.50%, 3/1/2033                                                        1,661,484
  364,472         6.00%, 12/1/2008                                                       372,409
  537,407         6.00%, 12/1/2012                                                       562,671
  775,583         6.00%, 2/1/2033                                                        796,797
  1,275,438       6.00%, 3/1/2033                                                        1,309,937
  4,500,000       6.375%, 6/15/2009                                                      4,959,941
  132,116         6.50%, 8/1/2021                                                        138,598
  140,137         6.50%, 4/1/2022                                                        147,017
  256,241         6.50%, 2/1/2029                                                        269,141
  437,038         6.50%, 4/1/2031                                                        456,762
                  Total
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.1%
  375,503         5.50%, 12/15/2032                                                      378,770
  337,314         7.00%, 2/15/2009                                                       355,071
  667,181         7.00%, 11/15/2029                                                      709,696
  86,657          8.00%, 2/15/2030                                                       94,846
                  Total
                  STUDENT LOAN MARKETING ASSOCIATION--0.1%
  100,000         5.05%, 11/14/2014                                                      97,361
                  Total government agencies (identified cost $23,832,197)                24,640,605
                  REAL ESTATE INVESTMENT TRUST--0.8%
  1,000,000       EOP Operating LP, Unsecd. Note, 7.00%, 7/15/2011 (identified
                  cost $990,200)                                                         1,100,980
                  SOVEREIGN BONDS--3.5%
  1,000,000       British Columbia, Province of, Note, 4.625%, 10/3/2006                 1,029,587
  1,000,000       Italy, Government of, Bond, 2.50%, 3/31/2006                           997,295
  250,000         Mexico, Government of, Note, 6.375%, 1/16/2013                         255,750
  2,000,000       Quebec, Province of, Deb., 7.50%, 9/15/2029                            2,461,918
                  Total sovereign bonds (identified cost $4,422,403)
                  U.S. Treasury obligations--19.8%
                  U.S. TREASURY NOTES--19.8%
  8,000,000       1.625%, 4/30/2005                                                      7,985,632
  1,000,000       2.375%, 8/15/2006                                                      993,907
  1,000,000       2.625%, 11/15/2006                                                     995,977
  1,500,000   (2) 2.625%, 5/15/2008                                                      1,461,036
  4,300,000   (2) 3.125%, 10/15/2008                                                     4,238,695
  6,100,000   (2) 4.25%, 11/15/2013                                                      6,006,835
  1,000,000       4.375%, 8/15/2012                                                      1,005,782
  1,300,000   (2) 4.875%, 2/15/2012                                                      1,354,844
  2,500,000   (2) 5.50%, 5/15/2009                                                       2,705,470
                  Total u.s. treasury obligations (identified cost $27,065,098)          26,748,178
                  Mutual Fund--1.1%
  1,423,667       AIM Short-Term Investment Co. Prime Portfolio (at net asset
                  value)                                                                 1,423,667
                  repurchase agreement--0.0%
  16,276,375      Tri-Party Agreement with Morgan Stanley & Co., Inc., 1.438%
                  dated 7/31/2004, to be repurchased at $16,277,025 on
                  8/1/2004, collateralized by corporate bonds held at the Bank of New York with various maturities to 5/15/2008, collateral market value $17,173,403 (at amortized cost)(held as
                  collateral for securities lending)                                     16,276,375
                  TOTAL INVESTMENTS--111.1% (identified cost $130,559,554)(3)             150,144,566
                  OTHER ASSETS AND LIABILITIES-NET--11.1)%                                (15,028,966)
                  TOTAL NET ASSETS--100%                                            $    135,115,600

(1)       Denotes a restricted security which is subject to restrictions on resale under federal laws.
          These securities have been deemed liquid based upon criteria approved by the fund's Board of
          Trustees.  At July 31, 2004, this security amounted to $1,605,599 which represents 1.2% of net assets.
(2)       Certain shares or principle amounts are on loan to broker.
          As of July 31, 2004, the value of securities loaned, the payable for collateral due to broker and the value of reinvested cash collateral securities were as follows:


          Fund           Market Value of          Payable for Collateral   Market Value of
                         Securities Loaned        Due to Broker            Reinvested Collateral Securities

          Bond           $16,276,375              $16,372,887              $16,372,887


          Cash collateral is held in a segregated account.
(3)       At July 30, 2004 the cost of investments for federal tax purposes was $131,027,795. The net unrealized appreciation of investments for federal tax purposes was $2,840,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,916,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,076,575.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
MTN            --Medium Term Note






















Southtrust Growth Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares                                                                                 Value
                   Common Stocks--99.4%
                   CONSUMER DISCRETIONARY--16.0%
  41,500      (1)   Bed Bath & Beyond, Inc.                                         $    1,468,685
  45,000           Best Buy Co., Inc.                                                    2,167,200
  27,500           Harley Davidson, Inc.                                                 1,646,425
  87,500           Home Depot, Inc.                                                      2,950,500
  38,750      (1)   IAC Interactive Corp.                                                1,057,875
  55,000      (1)  Kohl's Corp.                                                          2,516,800
  85,000           Walt Disney Co.                                                       1,962,650
                   Total
                   CONSUMER STAPLES--12.8%
  16,250           Colgate-Palmolive Co.                                                 864,500
  32,500           Costco Wholesale Corp.                                                1,321,450
  27,500           PepsiCo, Inc.                                                         1,375,000
  51,250           Sysco Corp.                                                           1,765,562
  62,500           Walgreen Co.                                                          2,275,000
  65,000           Wal-Mart Stores, Inc.                                                 3,445,650
                   Total
                   ENERGY--2.6%
  35,000           Schlumberger Ltd.                                                     2,251,200
                   FINANCE--14.5%
  32,500           Aflac, Inc.                                                           1,288,300
  43,500           American Express Co.                                                  2,185,875
  40,000           American International Group, Inc.                                    2,826,000
  32,500           Bank of New York Co., Inc.                                            933,725
  66,250           Citigroup, Inc.                                                       2,920,963
  47,500           Fifth Third Bancorp                                                   2,344,600
                   Total
                   HEALTHCARE--18.8%
  70,000      (1)   Amgen, Inc.                                                          3,981,600
  43,500           Johnson & Johnson                                                     2,404,245
  22,000           Lilly (Eli) & Co.                                                     1,401,840
  46,250      (1)   Medco Health Solutions, Inc.                                         1,401,375
  77,500           Medtronic, Inc.                                                       3,849,425
  100,000          Pfizer, Inc.                                                          3,196,000
                   Total
                   INDUSTRIALS--11.6%
  22,500           3M Co.                                                                1,853,100
  121,250          General Electric Co.                                                  4,031,563
  71,000           Tyco International Ltd.                                               2,201,000
  130,000          Southwest Airlines Co.                                                1,881,100
                   Total
                   INFORMATION TECHNOLOGY--22.8%
  37,500           Analog Devices, Inc.                                                  1,488,750
  48,000      (1)   Applied Materials, Inc.                                              814,560
  108,750     (1)   Cisco Systems, Inc.                                                  2,268,525
  90,000      (1)   Dell, Inc.                                                           3,192,300
  45,000           First Data Corp.                                                      2,007,450
  95,000           Intel Corp.                                                           2,316,100
  145,000          Microsoft Corp.                                                       4,126,700
  44,000           Qualcomm, Inc.                                                        3,039,520
  19,500           Texas Instruments, Inc.                                               415,935
                   Total
                   TELECOMMUNICATION SERVICES--0.3%
  4,000            Alltel Corp.                                                          208,000
                   Total Common Stocks (identified cost $73,110,392)                     85,647,048
                   Mutual Fund--0.6%
  509,484          AIM Short-Term Investment Co. Prime Portfolio (at net asset
                   value)                                                                509,484
                   TOTAL INVESTMENTS--100.0%
                   (identified cost $73,619,876)(2)                                      86,156,532
                   OTHER ASSETS AND LIABILITIES-NET--0.0%                                 44,863
                   TOTAL NET ASSETS--100%                                           $    86,201,395

(1)       Non-income producing security.
(2)       At July 31, 2004 the cost of investments for federal tax purposes was $73,619,876.
          The net unrealized appreciation of investments for federal tax purposes was
          $12,536,656. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,197,224 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,660,568.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.



























Southtrust Income Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                    Value
                    Asset-Backed Securities--1.4%
$ 1,230,000         Ameriquest Mortgage Securities, Inc. 2003-AR1, Class M3,
                    4.45%, 1/25/2033
                    (identified cost $1,248,450)                                       $    1,245,098
                    Collateralized Mortgage Obligations--3.4%
  1,259,555         Government National Mortgage Association, Series 2003-111,
                    Class VA, 5.50%, 3/16/2013                                              1,300,377
  1,686,223         Structured Adjustable Rate Mortgage Loan Series 2004-9XS,
                    Class A, 1.71%, 7/25/2034                                               1,687,717
                    Total Collateralized Mortgage Obligations (identified cost
                    $3,021,745)                                                             2,988,094
                    Corporate Bonds--44.7%
                    CONSUMER CYCLICAL--1.6%
  750,000           Sysco Corp., Note, 4.75%, 7/30/2005                                     764,352
  550,000           Target Corp., Note, 5.50%, 4/1/2007                                     580,330
                    Total
                    CONSUMER DURABLES--0.7%
  390,000           Fortune Brands, Inc., Note, 2.875%, 12/1/2006                           387,344
  220,000     (1)    Harley Davidson, Inc., 3.625%, 12/15/2008                              216,589
                    Total
                    CONSUMER NON-DURABLES--3.2%
  220,000           Anheuser-Busch Cos., Inc., Deb., 7.25%, 9/15/2015                       235,644
  860,000           Coca-Cola Enterprises, Inc., 5.375%, 8/15/2006                          898,735
  900,000           Kraft Foods, Inc., Note, 4.625%, 11/1/2006                              923,324
  700,000           McDonald's Corp., Note, Series MTNG, 3.875%, 8/15/2007                  700,472
                    Total
                    ENERGY--5.9%
  348,800           ChevronTexaco Corp., Deb., 8.11%, 12/1/2004                             355,830
  700,000           ChevronTexaco Corp., Note, 3.50%, 9/17/2007                             701,386
  1,000,000         Conoco, Inc., 5.45%, 10/15/2006                                         1,048,708
  260,000           DTE Energy Co., Sr. Note, 6.45%, 6/1/2006                               273,350
  915,000           Marathon Oil Corp., Note, 5.375%, 6/1/2007                              958,277
  500,000           Pemex Project Funding Master, 6.125%, 8/15/2008                         518,750
  1,340,000         Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009                      1,283,199
                    Total
                    FINANCE SERVICES--15.9%
  500,000     (1)    AIG SunAmerica Global Financial, Bond, Sr. Note, Series 144A,
                    5.85%, 8/1/2008                                                         535,200
  860,000           Bank of America Corp., Sr. Note, 3.25%, 8/15/2008                       836,640
  645,000           CIT Group, Inc., Sr. Note, 5.50%, 11/30/2007                            676,640
  755,000           Citigroup, Inc., Sr. Note 5.75%, 5/10/2006                              791,525
  480,000           Countrywide Home Loans, Inc., Note, 3.25%, 5/21/2008                    465,240
  445,000           Credit Suisse First Boston USA, Inc., Note, 5.75%, 4/15/2007            470,534
  585,000           Deutsche Telekom International Finance BV, Company Guarantee,
                    3.875%, 7/22/2008                                                       579,671
  1,200,000         Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006                    1,259,428
  1,000,000         General Electric Capital Corp., Note, 6.80%, 11/1/2005                  1,051,280
  730,000           General Motors Acceptance Corp., Note, 4.50%, 7/15/2006                 740,551
  725,000           General Motors Acceptance Corp., Note, 7.50%, 7/15/2005                 756,200
  875,000           Household Finance Corp., Unsecd. Note, 4.125%, 12/15/2008               870,230
  1,220,000         John Deere Capital Corp., 4.50%, 8/22/2007                              1,252,480
  250,000           Key Bank, N.A., Sub. Note, Series BKNT, 6.50%, 4/15/2008                267,273
  250,000           Lehman Brothers Holdings, Inc., Sr. Note, 7.875%, 11/1/2009             289,949
  145,000           Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                  163,478
  555,000           Marsh & McLennan Cos., Inc., Sr. Note, 3.625%, 2/15/2008                551,804
  860,000           Morgan Stanley, Bond, 5.80%, 4/1/2007                                   910,370
  240,000           Wachovia Corp., Unsecd. Note, 4.95%, 11/1/2006                          249,099
  1,000,000         Wells Fargo & Co., Sub. Note, 7.125%, 8/15/2006                         1,084,790
                    Total                                                                   13,802,382
                    HEALTHCARE--0.9%
  750,000           Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006                        775,088
                    INDUSTRIALS--2.0%
  800,000           Emerson Electric Co., Unsecd. Note, 5.50%, 9/15/2008                    844,911
  880,000           Pitney Bowes, Inc., Note, 5.875%, 5/1/2006                              924,240
                    Total
                    PROCESS INDUSTRIES--0.7%
  580,000           PPG Industries, Inc., 6.50%, 11/1/2007                                  629,162
                    RETAIL TRADE--1.0%
  800,000           Price/Costco, Inc., Sr. Note, 7.125%, 6/15/2005                         830,718
                    TECHNOLOGY--4.8%
  480,000           First Data Corp., Note 3.375%, 8/1/2008                                 470,128
  1,220,000         Hewlett-Packard Co., Globe Note, 5.50%, 7/1/2007                        1,290,139
  960,000           IBM Corp., Sr. Note, 4.875%, 10/1/2006                                  998,881
  385,000           Texas Instruments, Inc., Note, 6.125%, 2/1/2006                         403,920
  1,000,000         United Technologies Corp., Note, 6.625%, 11/15/2004                     1,013,273
                    Total
                    TELECOMMUNICATIONS--4.9%
  740,000           360 Communications Co., Sr. Note, 7.50%, 3/1/2006                       791,931
  870,000           Comcast Corp., Sr. Note, 6.20%, 11/15/2008                              931,615
  870,000     (1)   Cox Enterprises, Inc., Note, Series 144A, 8.00%, 2/15/2007              960,416
  135,000           SBC Communications, Inc., Note, 5.75%, 5/2/2006                         141,217
  500,000           Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007               526,168
  860,000           Verizon Global Funding, Note, 6.125%, 6/15/2007                         919,730
                    Total                                                                   4,271,077
                    TRANSPORTATION--2.0%
  875,000           American Airlines, Inc., Pass Thru Cert., Series 1999-1, Class
                    A-2, 7.024%, 4/15/2011                                                  859,423
  875,000           Continental Airlines, Inc., Pass Thru Cert., Series2000-2,
                    Class A-2, 7.487%, 4/2/2012                                             848,716
                    Total
                    UTILITIES--1.0%
  860,000           Georgia Power Co., Sr. Note, Series G, 6.20%, 2/1/2006                  902,076
                    Total Corporate Bonds (identified cost $39,142,377)                     38,710,424
                    Government Agencies--24.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--7.8%
  800,000           3.50%, 4/1/2008                                                         792,417
  1,525,000         4.00%, 10/29/2007                                                       1,529,128
  244,093           5.50%, 1/1/2014                                                         251,943
  1,072,653         5.50%, 12/1/2017                                                        1,103,709
  371,009           6.00%, 4/1/2017                                                         388,008
  1,675,000         6.25%, 3/5/2012                                                         1,763,743
  756,785           6.50%, 9/1/2016                                                         801,233
  130,177           7.50%, 2/1/2023                                                         140,782
                    Total
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.8%
  1,800,000         3.00%, 2/26/2007                                                        1,793,083
  1,315,444         4.50%, 6/1/2013                                                         1,322,238
  1,525,000         4.75%, 1/2/2007                                                         1,578,511
  1,750,000         5.50%, 5/2/2006                                                         1,829,364
  427,279           5.50%, 2/1/2009                                                         442,005
  354,948           5.50%, 12/1/2014                                                        366,922
  866,962           5.50%, 3/1/2017                                                         894,016
  329,730           5.50%, 8/1/2018                                                         339,385
  156,822           5.50%, 8/1/2018                                                         161,414
  1,500,000         6.00%, 12/15/2005                                                       1,570,117
  324,388           6.00%, 2/1/2009                                                         335,273
  351,548           6.00%, 8/1/2009                                                         368,411
  344,943           6.00%, 11/1/2014                                                        361,050
  678,462           6.00%, 1/1/2017                                                         709,302
  322,092           6.00%, 12/1/2017                                                        336,641
  276,107           6.00%, 1/1/2018                                                         288,579
  288,443           6.00%, 2/1/2018                                                         301,475
  226,530           6.50%, 8/1/2013                                                         239,949
  400,612           7.00%, 10/1/2007                                                        418,202
                    Total
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.6%
  200,478           7.00%, 9/15/2008                                                        213,417
  337,314           7.00%, 2/15/2009                                                        355,070
                    Total
                    Total GOVERNMENT AGENCIES (identified cost $20,379,234)                 20,995,387
                    Sovereign Bonds -2.4%
  1,125,000         British Columbia, Province of, Note, 4.625%, 10/3/2006                  1,158,285
  900,000           Italy, Government of, Bond, 2.50%, 3/31/2006                            897,566
                    Total sovereign Bonds (identified cost $2,021,913)
                    U.S. Treasury OBLIGATIONS--19.4%
                    U.S. TREASURY BILL--3.4%
  3,000,000   (2)    1.00%, 10/28/2004                                                      2,991,677
                    U.S. TREASURY NOTES--16.0%
  1,600,000         1.50%, 3/31/2006                                                        1,574,813
  1,000,000         1.625%, 9/30/2005                                                       994,180
  1,000,000         1.875%, 11/30/2005                                                      994,922
  250,000           1.875%, 12/31/2005                                                      248,408
  1,080,000         2.00%, 8/31/2005                                                        1,078,862
  3,500,000         2.375%, 8/15/2006                                                       3,478,675
  2,100,000         2.625%, 11/15/2006                                                      2,091,552
  800,000           3.00%, 11/15/2007                                                       795,594
  2,500,000         4.375%, 5/15/2007                                                       2,590,235
                    Total
                    Total U.S. TREASURY OBLIGATIONS (identified cost $17,050,358)           16,838,918
                    Mutual Fund-3.4%
  2,920,522         AIM Short-Term Investment Co. Prime Portfolio (at net assets
                    value)                                                                  2,920,522
                    TOTAL INVESTMENTS--98.9%
                    (identified cost $85,784,599)(3)                                        85,754,294
                    OTHER ASSETS AND LIABILITIES-NET--1.1%                                   922,332
                    TOTAL NET ASSETS--100%                                             $    86,676,626
 (1)          Denotes a restricted security which is subject to restrictions on resale under federal laws.  These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees.  At July 31, 2004, these securities amounted to $1,712,205 which represents 2.0% of net assets.
(2)           Yield at date of purchase.
(3)           At July 31, 2004 the cost of investments for federal tax purposes was $86,413,587.
              The net unrealized depreciation of investments for federal tax purposes was
              $659,293. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $615,311 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,274,904.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.






















Southtrust U.S. Treasury Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                  Value
                   U.S. Treasury OBLIGATIONS--48.5%
                   U.S. Treasury Bills--40.4%
  50,000,000   (1)  1.000%, 10/14/2004                                              $     49,886,431
  50,000,000   (1)  1.000%, 8/19/2004                                                     49,968,875
  100,000,000  (1) 1.000%,  8/26/2004                                                     99,932,639
  200,000,000  (1)  1.000%, 8/5/2004                                                      199,978,487
  100,000,000  (1)  1.000%, 9/9/2004                                                      99,892,480
                             TOTAL                                                        499,658,912
                   U.S. TREASURY  NOTES--8.1%
  100,000,000  (1) 2.000%, 11/30/2004                                                     100,265,943
                   Total U.S. Treasury OBLIGATIONS                                        599,924,855
                   Repurchase Agreements--51.5%
$ 50,000,000       Agreement with Bear Stearns Cos., Inc., 1.300%, dated
                   7/30/2004,to be repurchased at $50,005,417 on 8/2/2004,
                   collateralized by U.S. Government National Strips and Strips
                   Principal with various maturities to 5/15/2007, collateral
                   market value $54,359,097 (at amortized cost)                     $     50,000,000
  50,000,000       Agreement with Dresdner Bank, 1.300%, dated 7/30/2004, to be repurchased at $50,005,417 on 8/2/2004, collateralized by
                   U.S. Treasury Notes maturity on 5/15/2014, collateral market
                   value $51,002,910 (at amortized cost)                                  50,000,000
  121,112,000      Agreement with Greenwich Capital Markets, Inc., 1.300%,
                   dated 7/30/2004, to be repurchased at $121,125,120 on
                   8/2/2004, collateralized by U.S. Government National Strips and Strips Principal with various maturities to 8/15/2026,
                   collateral market value $123,535,572 (at amortized cost)               121,112,000
  155,000,000      Agreement with Lehman Brothers, Inc., 1.290%, dated
                   7/30/2004, to be repurchased at $155,016,663 on 8/2/2004,
                   collateralized by U.S. Government National Strips with
                   various maturities to 4/15/2028, collateral market value
                   $158,097,918 (at amortized cost)                                       155,000,000
  150,000,000      Agreement with Morgan Stanley & Co., Inc., 1.300%, dated
                   7/30/2004, to be repurchased at $150,016,250 on 8/2/2004,
                   collateralized by U.S. Treasury Bonds, U.S. Treasury Notes,
                   U.S. Treasury Bills and a U.S. Treasury Inflationary Index
                   with various maturities to 7/15/2012, collateral market
                   value $152,828,112 (at amortized cost)                                 150,000,000
  110,000,000      Agreement with Warburg Securities, 1.300%, dated 7/30/2004, to be repurchased at $110,011,917 on 8/2/2004,
                   collateralized by U.S. Government National Strips and Strips
                   Principal with various maturities to 5/15/2022, collateral
                   market value $112,201,337 (at amortized cost)                          110,000,000
                   Total Repurchase Agreements                                            636,112,000
                   TOTAL INVESTMENTS--100.0%
                   (AT AMORTIZED COST)(2)                                                 1,236,036,855
                   OTHER ASSETS AND LIABILITIES-NET--0.0%                                  (248,322)
                   TOTAL NET ASSETS--100%                                           $     1,235,788,533

(1)       Yield at date of purchase.
(2)       Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.
























Southtrust Value Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares                                                                                  Value
                  Common Stocks--95.7%
                  COMMUNICATIONS--1.6%
  225,000         Vodafone Group PLC, ADR                                          $      4,889,250
                  CONSUMER DISCRETIONARY--17.9%
  190,000     (1)  Advance Auto Parts, Inc.                                               7,052,800
  135,000     (1)  Brinker International, Inc.                                            4,834,350
  250,050     (1)  Comcast Corp., Class A                                                 6,851,370
  200,000         Home Depot, Inc.                                                        6,744,000
  175,000         Jones Apparel Group, Inc.                                               6,536,250
  455,000         Mattel, Inc.                                                            7,971,600
  215,000         Penney (J.C.) Co., Inc.                                                 8,600,000
  405,000     (1)  Time Warner, Inc.                                                      6,743,250
                  Total
                  CONSUMER STAPLES--6.6%
  150,000         Cadbury Schweppes PLC, ADR                                              4,956,000
  210,000         CVS Corp.                                                               8,792,700
  150,000         General Mills, Inc.                                                     6,735,000
                  Total
                  ENERGY--9.5%
  110,000         BP PLC, ADR                                                             6,199,600
  203,000     (1)  FMC Technologies, Inc.                                                 6,090,000
  125,000         Halliburton Co.                                                         3,968,750
  71,000          Kerr-McGee Corp.                                                        3,727,500
  75,000          Schlumberger Ltd.                                                       4,824,000
  165,000     (1)  Transocean, Inc.                                                       4,686,000
                  Total
                  FINANCIALS--20.1%
  175,000         Ace Ltd.                                                                7,103,250
  100,000         Ambac Financial Group, Inc.                                             7,111,000
  97,177          Bank of America Corp.                                                   8,261,017
  125,000         Charter One Financial, Inc.                                             5,551,250
  120,000         Federal Home Loan Mortgage Corp.                                        7,717,200
  211,200         J.P. Morgan Chase & Co.                                                 7,884,096
  290,000         U.S. Bancorp                                                            8,207,000
  50,000          SunTrust Banks, Inc.                                                    3,297,500
  100,000         XL Capital Ltd.                                                         7,068,000
                  Total
                  HEALTHCARE--16.9%
  150,000         Abbott Laboratories                                                     5,902,500
  150,000         Baxter International, Inc.                                              4,510,500
  185,000         Bristol-Myers Squibb Co.                                                4,236,500
  150,000     (1)  Hospira, Inc.                                                          3,886,500
  130,000         Johnson & Johnson                                                       7,185,100
  175,000     (1)  Medco Health Solutions, Inc.                                           5,302,500
  316,000         Pfizer, Inc.                                                            10,099,360
  250,000     (1)  Shire Pharmaceuticals Group PLC, ADR                                   6,645,000
  100,000         Universal Health Services, Inc., Class B                                4,551,000
                  Total
                  INDUSTRIALS--11.5%
  375,000         Cendant Corp.                                                           8,580,000
  85,000          Emerson Electric Co.                                                    5,159,500
  120,000         Northrop Grumman Corp.                                                  6,312,000
  260,000         Tyco International Ltd.                                                 8,060,000
  80,000          United Technologies Corp.                                               7,480,000
                  Total
                  INFORMATION TECHNOLOGY--11.3%
  1,785,194   (1)  Agere Systems, Inc., Class B                                           2,017,269
  190,000         First Data Corp., Class                                                 8,475,900
  165,000         Harris Corp.                                                            7,834,200
  65,000          International Business Machines Corp.                                   5,659,550
  500,000         Nokia Oyj, Class A, ADR                                                 5,810,000
  500,000     (1)  Unisys Corp.                                                           5,120,000
                  Total                                                                   34,916,919
                  UTILITIES--0.3%
  20,600          Public Service Enterprises Group, Inc.                                  803,400
                  Total Common Stocks (identified cost $230,372,261)                      296,033,512
                  Mutual Fund--4.5%
  13,943,903      AIM Short-Term Investment Co. Prime Portfolio (at net asset
                  value)                                                                  13,943,903
                  TOTAL INVESTMENTS--100.2%
                  (identified cost $244,316,164)(2)                                       309,977,415
                  OTHER ASSETS AND LIABILITIES-NET--(0.2)%                                 (743,423)
                  TOTAL NET ASSETS--100%                                           $      309,233,992

(1)       Non-income producing security.
(2)       At July 31, 2004 the cost of investments for federal tax purposes was $244,316,164.
          The net unrealized appreciation of investments for federal tax purposes was
          $65,661,251. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,264,025 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,602,774.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt

















Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Southtrust Funds

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ Charles L. Davis, Jr., Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004